Loans and advances to customers	12 Months Ended
Dec. 31, 2025
Loans and advances to customers.
Loans and advances to customers	Loans and advances to customers, net of provisions for expected credit losses
a.Breakdown of balance

	12/31/2025		12/31/2024
Credit card	15,262,178	31.63%	11,799,890	33.14%
Real estate loans	16,194,722	33.56%	11,250,187	31.60%
Personal loans	12,113,979	25.11%	8,236,791	23.14%
Business loans	4,293,595	8.90%	3,968,591	11.15%
Agribusiness loans	386,706	0.80%	340,834	0.96%
Total	48,251,180	100.00%	35,596,293	100.00%

Provision for expected credit losses	(3,000,076)		(2,268,938)

Net balance	45,251,104		33,327,355
b.Breakdown by maturity

	12/31/2025	12/31/2024
Overdue by 1 day or more	5,315,262	3,949,602
To fall due in up to 3 months	4,576,699	3,807,585
To fall due between 3 to 12 months	12,413,149	9,242,130
To fall due in more than 12 months	25,946,070	18,596,976
Total	48,251,180	35,596,293
c.Analysis of changes in loans and advances to customers by stage:

Stage 1	Opening balance at 01/01/2025	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2025
Credit card	10,330,639	(2,059,872)	(4,344)	953,890	11	(3,939,625)	—	7,958,020	13,238,719
Real estate loans	10,196,928	(2,749,864)	(54,611)	1,904,999	27,313	(1,313,109)	—	6,710,051	14,721,707
Personal loans	7,389,879	(896,366)	(81,871)	365,517	306,207	(2,672,050)	—	6,643,332	11,054,648
Business loans	3,887,678	(253,434)	(6,504)	97,848	—	(7,475,653)	—	7,947,542	4,197,477
Agribusiness loans	340,834	(8,798)	(743)	—	—	(391,678)	—	447,091	386,706
Total	32,145,958	(5,968,334)	(148,073)	3,322,254	333,531	(15,792,115)	—	29,706,036	43,599,257

Stage 2	Opening balance at 01/01/2025	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2025
Credit card	281,503	(953,890)	(1,983,034)	2,059,872	3,317	(1,867,666)	—	3,052,606	592,708
Real estate loans	835,131	(1,904,999)	(871,454)	2,749,864	123,379	(108,391)	—	(17,046)	806,484
Personal loans	257,816	(365,517)	(456,076)	896,366	43,127	(149,933)	—	10,205	235,988
Business loans	44,090	(97,848)	(134,442)	253,434	4,805	(9,893)	—	(14,203)	45,943
Agribusiness loans	—	—	(5,047)	8,798	—	(3,751)	—	—	—
Total	1,418,540	(3,322,254)	(3,450,053)	5,968,334	174,628	(2,139,634)	—	3,031,562	1,681,123

Stage 3	Opening balance at 01/01/2025	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2025
Credit card	1,187,748	(11)	(3,317)	4,344	1,983,034	(410,419)	(1,370,682)	40,054	1,430,751
Real estate loans	218,128	(27,313)	(123,379)	54,611	871,454	(306,416)	(2,876)	(17,678)	666,531
Personal loans	589,096	(306,207)	(43,127)	81,871	456,076	(418,467)	(352,827)	816,928	823,343
Business loans	36,823	—	(4,805)	6,504	134,442	(23,983)	(43,213)	(55,593)	50,175
Agribusiness loans	—	—	—	743	5,047	(5,753)	—	(37)	—
Total	2,031,795	(333,531)	(174,628)	148,073	3,450,053	(1,165,038)	(1,769,598)	783,674	2,970,800

Consolidated					Opening balance at 01/01/2025	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2025
Credit card					11,799,890	(6,217,710)	(1,370,682)	11,050,680	15,262,178
Real estate loans					11,250,187	(1,727,916)	(2,876)	6,675,327	16,194,722
Personal loans					8,236,791	(3,240,450)	(352,827)	7,470,465	12,113,979
Business loans					3,968,591	(7,509,529)	(43,213)	7,877,746	4,293,595
Agribusiness loans					340,834	(401,182)	—	447,054	386,706
Total					35,596,293	(19,096,787)	(1,769,598)	33,521,272	48,251,180

Stage 1	Opening balance at 01/01/2024	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2024
Credit card	8,073,708	(1,054,480)	(17)	87,965	5,099	(3,708,957)	—	6,927,321	10,330,639
Real estate loans	7,931,469	(1,668,387)	(756)	995,158	738	(1,315,562)	—	4,254,268	10,196,928
Personal loans	6,533,589	(565,236)	(988)	191,527	162	(2,608,266)	—	3,839,091	7,389,879
Business loans	3,829,413	(151,932)	—	30,545	—	(9,906,660)	—	10,086,312	3,887,678
Agribusiness loans	738,126	—	—	—	—	(784,809)	—	387,517	340,834
Total	27,106,305	(3,440,035)	(1,761)	1,305,195	5,999	(18,324,254)	—	25,494,509	32,145,958

Stage 2	Opening balance at 01/01/2024	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2024
Credit card	405,996	(87,965)	(2,074,372)	1,054,480	—	(1,335,185)	—	2,318,549	281,503
Real estate loans	515,047	(995,158)	(721,566)	1,668,387	476,245	(92,913)	—	(14,911)	835,131
Personal loans	317,462	(191,527)	(447,409)	565,236	83,657	(554,117)	—	484,514	257,816
Business loans	10,200	(30,545)	(78,128)	151,932	3,787	(8,528)	—	(4,628)	44,090
Agribusiness loans	3,441	—	(3,463)	—	—	—	—	22	—
Total	1,252,146	(1,305,195)	(3,324,938)	3,440,035	563,689	(1,990,743)	—	2,783,546	1,418,540

Stage 3	Opening balance at 01/01/2024	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2024
Credit card	981,573	(5,099)	—	17	2,074,372	(546,766)	(1,317,366)	1,017	1,187,748
Real estate loans	137,052	(738)	(476,245)	756	721,566	(136,123)	(22,505)	(5,635)	218,128
Personal loans	287,693	(162)	(83,657)	988	447,409	(191,843)	(244,125)	372,793	589,096
Business loans	16,141	—	(3,787)	—	78,128	(1,911)	(16,704)	(35,044)	36,823
Agribusiness loans	3,391	—	—	—	3,463	—	(6,854)	—	—
Total	1,425,850	(5,999)	(563,689)	1,761	3,324,938	(876,643)	(1,607,554)	333,131	2,031,795

Consolidated					Opening balance at 01/01/2023	Settled contracts	Write-off for loss	Origination/ receipt	Ending balance at 12/31/2024
Credit card					9,461,277	(5,590,908)	(1,317,366)	9,246,887	11,799,890
Real estate loans					8,583,568	(1,544,598)	(22,505)	4,233,722	11,250,187
Personal loans					7,138,744	(3,354,226)	(244,125)	4,696,398	8,236,791
Business loans					3,855,754	(9,917,099)	(16,704)	10,046,640	3,968,591
Agribusiness loans					744,958	(784,809)	(6,854)	387,539	340,834
Total					29,784,301	(21,191,640)	(1,607,554)	28,611,186	35,596,293
d.Analysis of changes in expected credit losses by stage

Stage 1	Opening balance at 01/01/2025	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2025
Credit card	427,310	(541,770)	(3,264)	145,245	—	—	658,717	686,238
Real estate loans	61,494	(116,289)	(5,621)	18,457	106	—	102,541	60,688
Personal loans	81,172	(184,254)	(53,930)	16,298	25,743	—	272,354	157,383
Business loans	10,640	(17,137)	(1,244)	374	—	—	31,106	23,739
Agribusiness loans	6,993	(568)	(119)	—	—	—	(1,779)	4,527
Total	587,609	(860,018)	(64,178)	180,374	25,849	—	1,062,939	932,575

Stage 2	Opening balance at 01/01/2025	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2025
Credit card	172,247	(145,245)	(1,497,320)	541,770	2,082	—	1,214,088	287,622
Real estate loans	49,709	(18,457)	(115,991)	116,289	1,307	—	(7,036)	25,821
Personal loans	56,509	(16,298)	(307,041)	184,254	11,683	—	115,083	44,190
Business loans	4,670	(374)	(41,152)	17,137	54	—	23,183	3,518
Agribusiness loans	—	—	(784)	568	—	—	216	—
Total	283,135	(180,374)	(1,962,288)	860,018	15,126	—	1,345,534	361,151

Stage 3	Opening balance at 01/01/2025	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2025
Credit card	970,797	—	(2,082)	3,264	1,497,320	(1,370,682)	67,626	1,166,243
Real estate loans	66,626	(106)	(1,307)	5,621	115,991	(2,876)	(80,759)	103,190
Personal loans	441,441	(25,743)	(11,683)	53,930	307,041	(352,827)	206,254	618,413
Business loans	17,276	—	(54)	1,244	41,152	(43,213)	6,967	23,372
Agribusiness loans	(1)	—	—	119	784	—	(903)	(1)
Total	1,496,139	(25,849)	(15,126)	64,178	1,962,288	(1,769,598)	199,185	1,911,217

Consolidated					Opening balance at 01/01/2025	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2025
Credit card					1,570,354	(1,370,682)	1,940,431	2,140,103
Real estate loans					177,829	(2,876)	14,746	189,699
Personal loans					579,122	(352,827)	593,691	819,986
Business loans					32,586	(43,213)	61,256	50,629
Agribusiness loans					6,992	—	(2,466)	4,526
Total					2,366,883	(1,769,598)	2,607,658	3,204,943

Stage 1	Opening balance at 01/01/2024	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2024
Credit card	408,412	(540,829)	(14)	18,833	625	—	540,283	427,310
Real estate loans	49,930	(147,150)	(129)	26,583	5	—	132,255	61,494
Personal loans	106,635	(153,309)	(278)	5,769	6	—	122,349	81,172
Business loans	12,859	(20,803)	—	188	—	—	18,396	10,640
Agribusiness loans	11,122	—	—	—	—	—	(4,129)	6,993
Total	588,958	(862,091)	(421)	51,373	636	—	809,154	587,609

Stage 2	Opening balance at 01/01/2024	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2024
Credit card	225,771	(18,833)	(1,461,697)	540,829	—	—	886,177	172,247
Real estate loans	39,710	(26,583)	(141,662)	147,150	34,980	—	(3,886)	49,709
Personal loans	89,687	(5,769)	(313,309)	153,309	10,325	—	122,266	56,509
Business loans	789	(188)	(20,153)	20,803	295	—	3,124	4,670
Agribusiness loans	947	—	(1,661)	—	—	—	714	—
Total	356,904	(51,373)	(1,938,482)	862,091	45,600	—	1,008,395	283,135

Stage 3	Opening balance at 01/01/2024	Transfer to Stage 2	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2024
Credit card	708,986	(625)	—	14	1,461,697	(1,317,366)	118,091	970,797
Real estate loans	44,092	(5)	(34,980)	129	141,662	(22,505)	(61,767)	66,626
Personal loans	208,043	(6)	(10,325)	278	313,309	(244,125)	174,267	441,441
Business loans	6,231	—	(295)	—	20,153	(16,704)	7,891	17,276
Agribusiness loans	1,628	—	—	—	1,661	(6,854)	3,564	(1)
Total	968,980	(636)	(45,600)	421	1,938,482	(1,607,554)	242,046	1,496,139

Consolidated					Opening balance at 01/01/2024	Write-off for loss	Constitution/ (Reversal)	Ending balance at 12/31/2024
Credit card					1,343,169	(1,317,366)	1,544,551	1,570,354
Real estate loans					133,732	(22,505)	66,602	177,829
Personal loans					404,365	(244,125)	418,882	579,122
Business loans					19,879	(16,704)	29,411	32,586
Agribusiness loans					13,697	(6,854)	149	6,992
Total					1,914,842	(1,607,554)	2,059,595	2,366,883